TAXATION - Income Tax - Applicable Tax Rates (Details)				3 Months Ended	12 Months Ended
	Apr. 01, 2018	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Withholding tax rate (as a percent)					10.00%
Withholding tax rate applicable to beneficial owner ( as a percent)					5.00%
Global minimum tax under pillar two framework					15.00%
Effective income tax rate					15.50%
United States
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)		21.00%	35.00%		35.00%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)					16.50%
Hong Kong | Assessable profits on the first HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)	8.25%
Hong Kong | Assessable profits in excess of HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)					16.50%
China
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)					25.00%
Preferential tax rate (as a percent)					15.00%
Super deduction of research and development expenses (as a percent)					175.00%
Pre-tax deduction ratio for R&D expenses				100.00%	75.00%
China | Futu Network Technology (Shenzhen) Co., Ltd.
Effective Income Tax Rate Reconciliation [Line Items]
Preferential tax rate (as a percent)						15.00%	15.00%
Preferential tax rate, valid period					3 years
Singapore
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)					17.00%	17.00%	17.00%